Derivative Financial Instruments - Unrealized and Realized Gains (Losses) on Derivative Contracts (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Interest expense of Jefferies Group	$ 1,824	$ (2,546)	$ 6,033
Unrealized and realized gains (losses) on derivative contracts	(177,436)	(294,871)	(319,318)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	67,291	(188,605)	3,171
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	226	(822)	4,376
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	(267,187)	(108,961)	(319,775)
Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	21,785	(5,630)	(9,049)
Credit contracts
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized and realized gains (losses) on derivative contracts	449	9,147	1,959
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Interest expense of Jefferies Group	(25,539)	56,385	(2,091)
Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Interest expense of Jefferies Group	$ 27,363	$ (58,931)	$ 8,124